CONSOLIDATED STATEMENTS OF INCOME (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Net sales:
Products			$ 155,776	$ 153,310	$ 172,079	$ 142,055	$ 155,380	$ 131,419	$ 663,287	$ 600,933	$ 607,756	$ 508,167
Services			183,869	163,456	170,942	180,732	192,509	150,465	718,208	694,648	590,436	517,757
Total net sales	359,687	365,397	339,645	316,766	343,021	322,787	347,889	281,884	1,381,495	1,295,581	1,198,192	1,025,924
Costs and expenses:
Products			106,684	113,449	122,189	101,486	106,813	87,791	451,573	418,279	430,417	378,052
Services			145,642	131,408	144,457	144,992	152,369	122,244	594,662	564,062	511,014	418,292
Selling, general and administrative expenses			43,039	35,220	45,160	37,981	38,514	38,136	163,688	159,791	124,306	119,108
Research and development			8,072	4,896	7,453	6,281	5,271	6,255	28,722	25,260	18,976	8,173
Amortization of purchased intangibles			3,668	4,039	4,074	4,257	4,312	2,038	14,828	14,681	6,846	6,432
Total costs and expenses			307,105	289,012	323,333	294,997	307,279	256,464	1,253,473	1,182,073	1,091,559	930,057
Operating income	29,142	38,586	32,540	27,754	19,688	27,790	40,610	25,420	128,022	113,508	106,633	95,867
Other income (expense):
Interest and dividend income			964	762	839	490	375	864	2,994	2,568	1,590	1,664
Interest expense			(331)	(347)	(306)	(374)	(374)	(407)	(1,550)	(1,461)	(1,755)	(2,031)
Other income (expense) - net			122	923	2,124	1,232	(486)	(1,208)	821	1,662	3,637	661
Income before income taxes			33,295	29,092	22,345	29,138	40,125	24,669	130,287	116,277	110,105	96,161
Income taxes			9,847	8,353	7,671	7,032	11,256	6,414	38,183	32,373	38,011	33,016
Net income			23,448	20,739	14,674	22,106	28,869	18,255	92,104	83,904	72,094	63,145
Less noncontrolling interest in income of VIE			51	45	49	56	84	121	204	310
Net income attributable to Cubic	$ 21,088	$ 26,721	$ 23,397	$ 20,694	$ 14,625	$ 22,050	$ 28,785	$ 18,134	$ 91,900	$ 83,594	$ 72,094	$ 63,145
Basic and diluted net income per common share (in dollars per share)	$ 0.79	$ 1.00	$ 0.88	$ 0.77	$ 0.55	$ 0.82	$ 1.08	$ 0.68	$ 3.44	$ 3.13	$ 2.70	$ 2.36
Average number of common shares outstanding (in shares)			26,736	26,736	26,736	26,736	26,736	26,736	26,736	26,736	26,735	26,731
Diluted average number of common shares outstanding (in shares)			26,736	26,736	26,736	26,736	26,736	26,736	26,736	26,736	26,735	26,731